Fair Value Measurements - Schedule of Changes in Fair Values (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 304	$ 3,830	$ 821	$ 2,373	$ 2,373	$ 741
Fair value upon issuance						834
Change in fair value	$ (159)	$ 204	$ (676)	$ 1,679	$ (548)	$ 821
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Exercise of warrants		$ (4)		$ (22)	$ (75)	$ (23)
Derecognition of liability to equity					(929)
Ending Balance	$ 145	4,030	$ 145	4,030	821	2,373
Preferred Stock Warrants (as Converted to Common)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	233	2,585	642	1,777	1,777	510
Fair value upon issuance						834
Change in fair value	(123)	98	(532)	924	(720)	456
Exercise of warrants		(4)		(22)	(75)	(23)
Derecognition of liability to equity					(340)
Ending Balance	110	2,679	110	2,679	642	1,777
Common Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	71	1,245	179	596	596	231
Change in fair value	(36)	106	(144)	755	172	365
Derecognition of liability to equity					(589)
Ending Balance	35	1,351	35	1,351	179	596
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	54,281	13,807	67,699	178	178	159
Fair value upon issuance	49,100	12,584	49,100	26,184	133,609
Change in fair value	(15,883)	(2,253)	(31,501)	(2,224)	(17,147)	19
Change in fair value - OCI	3,080		5,280		700
Repayment of debt	(1,054)	(500)	(1,054)	(500)
Payments					(11,842)
Derecognition of liability to equity					(37,799)
Ending Balance	89,524	23,638	89,524	23,638	67,699	178
Public Warrants | Success Fee Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	14	207	14	178	178	159
Change in fair value		6		35	(164)	19
Ending Balance	14	213	14	213	14	$ 178
Public Warrants | 2023 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		13,600
Fair value upon issuance		5,950		19,550	28,700
Change in fair value		(2,257)		(2,257)	3,751
Repayment of debt		(500)		(500)
Payments					(10,750)
Derecognition of liability to equity					(21,701)
Ending Balance		16,793		16,793
Public Warrants | PubCo Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance		3,370		3,370	3,370
Change in fair value		(43)		(43)	(642)
Derecognition of liability to equity					(2,728)
Ending Balance		3,327		3,327
Public Warrants | Base PubCo and Backstop Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance		3,264		3,264	3,264
Change in fair value		41		41	10,106
Derecognition of liability to equity					(13,370)
Ending Balance		$ 3,305		$ 3,305
Public Warrants | Term Loan Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,957		1,895
Fair value upon issuance					1,895
Change in fair value	(1,957)		(1,895)
Ending Balance					1,895
Public Warrants | Revenue Interest Financing
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	35,000		36,200
Fair value upon issuance					40,000
Change in fair value	2,054		(1,346)		(3,408)
Change in fair value - OCI	3,000		5,200		700
Repayment of debt	(1,054)		(1,054)
Payments					(1,092)
Ending Balance	39,000		39,000		36,200
Public Warrants | PIPE Conversion Derivative
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	7,510		5,600
Fair value upon issuance					3,340
Change in fair value	(2,060)		(150)		2,260
Ending Balance	5,450		5,450		5,600
Public Warrants | Earn-Out Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	9,800		23,990
Fair value upon issuance					53,040
Change in fair value	(5,690)		(19,880)		(29,050)
Ending Balance	4,110		4,110		$ 23,990
Public Warrants | RTW Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance	49,100		49,100
Change in fair value	(8,230)		(8,230)
Change in fair value - OCI	80		80
Ending Balance	$ 40,950		$ 40,950